Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Maturities of time deposits	Time deposits maturing in the next five years are as follows:

(in thousands)	December 31, 2013
2014	$405,031
2015	135,032
2016	51,982
2017	23,009
2018 and thereafter	26,959

Total	$642,013